Employee Benefits - Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits (Detail) $ in Thousands	Dec. 31, 2019 MXN ($)
-100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ 30,321,815
-100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(878,071)
+100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(26,138,603)
+100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ 1,032,650